Stock-based Compensation - Restricted Stock Units (Details) - Restricted Stock Units - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Shares
Shares Unvested RSUs, Beginning balance (in shares)	25	79
Shares, Granted (in shares)	0
Shares, Vested (in shares)	(17)	(54)
Shares Non-vested RSUs, Ending balance (in shares)	8	25
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Unvested RSUs, Beginning balance (in dollars per share)	$ 7,505.04	$ 10,100.7
Weighted Average Grant Date Fair Value, Vested (in dollars per share)	(9,333.94)	(11,298.98)
Weighted Average Grant Date Fair Value, Non-vested RSUs, Ending balance (in dollars per share)	$ 3,847.14	$ 7,505.04
Additional disclosures
Vested and undistributed	2	2
Number of shares not issued		8
Unrecognized compensation costs	$ 18
Recognition period	8 months 12 days